Leases - Maturity of lease payments (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Undiscounted contractual maturities
Gross lease liabilities	$ 7,633
Lease liabilities included in the financial statement of financial position	5,716	$ 6,131	$ 5,919
Current lease liabilities	1,508
Long-term lease liabilities	4,208
Within one year
Undiscounted contractual maturities
Gross lease liabilities	1,802
1 to 3 years
Undiscounted contractual maturities
Gross lease liabilities	2,423
3 to 5 years
Undiscounted contractual maturities
Gross lease liabilities	1,573
More than five years
Undiscounted contractual maturities
Gross lease liabilities	$ 1,835